Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information
Segment Information

NOTE 4. SEGMENT INFORMATION

Our segments are strategic business units that offer different products and services over various technology platforms and are managed accordingly. We analyze our various operating segments based on segment income before income taxes. We make our capital allocations decisions based on our strategic direction of the business, needs of the network (wireless or wireline) providing services and other assets needed to provide emerging services to our customers. Actuarial gains and losses from pension and other postretirement benefits, interest expense and other income (expense) – net, are managed only on a total company basis and are, accordingly, reflected only in consolidated results. Therefore, these items are not included in the calculation of each segment's percentage of our total segment income. The customers and long-lived assets of our reportable segments are predominantly in the United States. We have four reportable segments: (1) Wireless, (2) Wireline, (3) Advertising Solutions and (4) Other.

The Wireless segment uses our nationwide network to provide consumer and business customers with wireless voice and advanced data communications services.

The Wireline segment uses our regional, national and global network to provide consumer and business customers with landline voice and data communications services, AT&T U-verse® TV, high-speed broadband and voice services and managed networking to business customers. Additionally, we receive commissions on sales of satellite television services offered through our agency arrangements.

The Advertising Solutions segment includes our directory operations, which publish Yellow and White Pages directories and sell directory advertising and Internet-based advertising and local search. In 2011, we moved $1,927 of goodwill from the Advertising Solutions segment to the Wireline segment based on a change in how we managed the U-verse related advertising business (see Note 6).

The Other segment includes results from customer information services, our portion of the results from our international equity investments and all corporate and other operations. Also included in the Other segment are impacts of corporate-wide decisions for which the individual operating segments are not being evaluated, including interest cost and expected return on plan assets for our pension and postretirement benefit plans.

In the following tables, we show how our segment results are reconciled to our consolidated results reported. The Wireless, Wireline, Advertising Solutions and Other columns represent the segment results of each such operating segment. The Consolidations column adds in those line items that we manage on a consolidated basis only: actuarial gains and losses from pension and other postretirement benefits, interest expense and other income (expense) – net.

Segment Results, including a reconciliation to AT&T consolidated results, for 2011, 2010, and 2009 are as follows:

At December 31, 2011 and for the year ended			Advertising Solutions			Consolidated Results
	Wireless	Wireline		Other	Consolidations
Total segment operating revenues	$63,212	$59,765	$3,293	$453	$-	$126,723
Operations and support expenses	41,581	40,879	5,174	5,214	6,280	99,128
Depreciation and amortization expenses	6,324	11,615	386	52	-	18,377
Total segment operating expenses	47,905	52,494	5,560	5,266	6,280	117,505
Segment operating income (loss)	15,307	7,271	(2,267)	(4,813)	(6,280)	9,218
Interest expense	-	-	-	-	3,535	3,535
Equity in net income (loss) of affiliates	(29)	-	-	813	-	784
Other income (expense) – net	-	-	-	-	249	249
Segment income (loss) before income taxes	$15,278	$7,271	$(2,267)	$(4,000)	$(9,566)	$6,716
Segment assets	$127,401	$135,563	$3,011	$10,432	$(6,063)	$270,344
Investments in equity method affiliates	20	-	-	3,698	-	3,718
Expenditures for additions
to long-lived assets	9,759	10,455	29	29	-	20,272

At December 31, 2010 and for the year ended			Advertising Solutions			Consolidated Results
	Wireless	Wireline		Other	Consolidations
Total segment operating revenues	$58,500	$61,300	$3,935	$545	$-	$124,280
Operations and support expenses	36,746	41,096	2,583	2,382	2,521	85,328
Depreciation and amortization expenses	6,497	12,371	497	14	-	19,379
Total segment operating expenses	43,243	53,467	3,080	2,396	2,521	104,707
Segment operating income (loss)	15,257	7,833	855	(1,851)	(2,521)	19,573
Interest expense	-	-	-	-	2,994	2,994
Equity in net income of affiliates	9	11	-	742	-	762
Other income (expense) – net	-	-	-	-	897	897
Segment income (loss) before income taxes	$15,266	$7,844	$855	$(1,109)	$(4,618)	$18,238
Segment assets	$122,016	$134,900	$8,369	$9,113	$(5,007)	$269,391
Investments in equity method affiliates	14	-	-	4,501	-	4,515
Expenditures for additions
to long-lived assets	9,171	11,071	29	31	-	20,302

For the year ended December 31, 2009			Advertising Solutions			Consolidated Results
	Wireless	Wireline		Other	Consolidations
Total segment operating revenues	$53,504	$63,621	$4,724	$664	$-	$122,513
Operations and support expenses	33,631	42,439	2,743	2,970	215	81,998
Depreciation and amortization expenses	6,043	12,743	650	79	-	19,515
Total segment operating expenses	39,674	55,182	3,393	3,049	215	101,513
Segment operating income (loss)	13,830	8,439	1,331	(2,385)	(215)	21,000
Interest expense	-	-	-	-	3,368	3,368
Equity in net income of affiliates	9	17	-	708	-	734
Other income (expense) – net	-	-	-	-	152	152
Segment income (loss) before income taxes	$13,839	$8,456	$1,331	$(1,677)	$(3,431)	$18,518